PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Municipal Bonds 96 .5%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.6%
UAB Medicine Finance Authority
Series B
Revenue Bonds
5.000%, 09/01/35 235,000 282,233
Alaska 0.3%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 115,252
Arizona 0.9%
City of Phoenix Civic Improvement Corp.
Series B
Revenue Bonds
4.000%, 07/01/28 150,000 170,960
Maricopa County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 01/01/35 205,000 249,280
Total Arizona 420,240
Colorado 3.5%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 101,029
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 11/15/27 250,000 272,763
5.000%, 12/01/27 160,000 200,550
5.000%, 12/01/30 150,000 198,553
Colorado Health Facilities Authority
Revenue Bonds
4.000%, 08/01/38, Series A-1 225,000 254,797
5.000%, 11/01/39, Series A 180,000 226,744
Denver City & County School District No 1
4.000%, 12/01/26 100,000 105,163
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 105,976
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 160,000 192,363
Total Colorado 1,657,938
Connecticut 2.8%
Connecticut Housing Finance Authority
Series A-1
Revenue Bonds
2.875%, 11/15/30 100,000 106,013
Connecticut State Health & Educational
Facilities Authority, Series A
Revenue Bonds
5.000%, 07/01/32 190,000 243,265
4.000%, 07/01/38 200,000 219,202
State of Connecticut Special Tax Revenue,
Series A
Revenue Bonds
5.000%, 09/01/26 225,000 281,515
5.000%, 08/01/28 150,000 181,140
5.000%, 01/01/29 75,000 96,282
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 09/01/34 175,000 203,438
Total Connecticut 1,330,855
District of Columbia 1.4%
District of Columbia
Revenue Bonds
4.000%, 07/15/40 130,000 143,042
Metropolitan Washington Airports Authority
Revenue Bonds
5.000%, 10/01/29, Series A 125,000 145,471
5.000%, 10/01/30 200,000 248,318
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Series B
Revenue Bonds
0.000%, 10/01/30
(a)
130,000 103,905
Total District of Columbia 640,736
Florida 5.4%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 188,482
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 151,557
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 148,423
City of Gainesville FL Utilities System
Revenue
Series A
Revenue Bonds
5.000%, 10/01/25 100,000 123,266
County of Miami-Dade FL Aviation Revenue
Series A
Revenue Bonds
5.000%, 10/01/32 250,000 281,843
County of Miami-Dade FL Water & Sewer
System Revenue
Series B
Revenue Bonds
5.250%, 10/01/22 210,000 232,615
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28 125,000 154,995
Greater Orlando Aviation Authority
Series A
Revenue Bonds
5.000%, 10/01/27 145,000 182,732
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 150,000 193,130
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 100,000 117,407

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2020 (Unaudited)
2 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Palm Beach County School District
Series B
Revenue Bonds
5.000%, 08/01/28 170,000 224,495
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32 135,000 161,023
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 180,423
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 233,386
Total Florida 2,573,777
Georgia 2.3%
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/29 200,000 290,874
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 100,000 119,008
State of Georgia
4.000%, 02/01/26, Series A-2 215,000 243,907
5.000%, 02/01/28, Series A-2 150,000 193,590
5.000%, 07/01/28, Series F 200,000 256,852
Total Georgia 1,104,231
Hawaii 1.3%
State of Hawaii
5.000%, 08/01/26, Series EO 200,000 237,036
5.000%, 10/01/27, Series FH 150,000 190,042
State of Hawaii Airports System Revenue
Revenue Bonds
5.250%, 08/01/26 150,000 167,072
Total Hawaii 594,150
Illinois 6.4%
Chicago Board of Education
0.000%, 12/01/29, Series A
(a)
185,000 139,348
5.250%, 12/01/39, Series C 235,000 245,671
5.000%, 12/01/42, Series A 200,000 203,674
Chicago O'Hare International Airport
Revenue Bonds
5.000%, 01/01/28, Series B 160,000 186,992
5.000%, 01/01/29, Series C 200,000 239,362
City of Chicago IL Wastewater Transmission
Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 258,586
Illinois Finance Authority
Revenue Bonds
4.000%, 01/01/25 200,000 232,010
5.000%, 07/01/28 115,000 146,664
4.125%, 11/15/37, Series A 235,000 259,409
4.000%, 01/01/40, Series A 115,000 124,185
4.000%, 08/15/41, Series A 250,000 289,798
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Illinois State Toll Highway Authority
Revenue Bonds
5.000%, 01/01/31, Series C 150,000 198,006
4.000%, 12/01/31, Series A 210,000 235,431
Metropolitan Pier & Exposition Authority
Series B
Revenue Bonds
0.000%, 12/15/41
(a)
180,000 72,236
Will County Community High School District
No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 210,576
Total Illinois 3,041,948
Indiana 1.3%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 135,409
Indiana Finance Authority
Revenue Bonds
4.000%, 11/01/33, Series C 100,000 116,243
5.000%, 06/01/39, Series A 225,000 233,782
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 126,922
Total Indiana 612,356
Kansas 1.0%
Kansas Development Finance Authority,
Series A
Revenue Bonds
5.000%, 05/01/28 190,000 212,067
5.000%, 11/15/32 225,000 242,588
Total Kansas 454,655
Kentucky 2.6%
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 189,915
Louisville and Jefferson County Metropolitan
Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28 410,000 435,215
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 353,330
4.000%, 10/01/35 235,000 262,390
Total Kentucky 1,240,850
Louisiana 0.6%
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 162,082
State of Louisiana
Series B
5.000%, 08/01/27 100,000 124,932
Total Louisiana 287,014

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2020 (Unaudited)
| 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maryland 2.9%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 80,315
County of Howard
Series B
5.000%, 02/15/28 225,000 290,169
County of Montgomery, Series A
5.000%, 11/01/26 150,000 191,936
5.000%, 11/01/28 200,000 238,744
Maryland Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/41 100,000 110,762
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 123,953
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 162,354
State of Maryland
Series A
5.000%, 03/15/26 150,000 188,947
Total Maryland 1,387,180
Massachusetts 2.9%
Commonwealth of Massachusetts
Series A
5.000%, 07/01/28 100,000 125,860
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
135,000 122,969
Massachusetts Development Finance
Agency
Revenue Bonds
5.000%, 07/01/31, Series S-1 200,000 254,430
5.000%, 07/01/36, Series I 150,000 176,909
5.000%, 07/01/41, Series I 250,000 282,757
5.000%, 07/01/44, Series A 200,000 232,198
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 150,000 194,701
Total Massachusetts 1,389,824
Michigan 3.8%
Detroit City School District
Series A
5.000%, 05/01/27 180,000 193,261
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 195,143
Michigan Finance Authority
Revenue Bonds
5.000%, 08/01/28 300,000 349,041
3.125%, 12/01/35, Series A 100,000 107,847
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.250%, 11/15/42 150,000 157,158
5.000%, 12/01/42, Series A-MI 250,000 304,510
Michigan State Housing Development
Authority
Series C
Revenue Bonds
3.900%, 12/01/33 200,000 224,796
State of Michigan
Revenue Bonds
5.000%, 03/15/26 225,000 278,838
Total Michigan 1,810,594
Minnesota 1.9%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 275,000 217,052
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 100,000 108,013
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 104,788
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 145,000 159,480
Duluth Housing & Redevelopment Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 109,056
Minneapolis-St Paul Metropolitan Airports
Commission
Series A
Revenue Bonds
5.000%, 01/01/27 155,000 195,132
Total Minnesota 893,521
Mississippi 0.7%
Mississippi Development Bank
Series A
Revenue Bonds
5.000%, 08/01/25 270,000 325,428
Missouri 1.1%
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 156,546
Missouri Joint Municipal Electric Utility
Commission
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 231,182
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 106,294
Total Missouri 494,022

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2020 (Unaudited)
4 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Jersey 11.4%
New Jersey Economic Development Authority
Revenue Bonds
5.000%, 03/01/25, Series NN 300,000 328,242
4.000%, 11/01/25, Series B 200,000 218,844
5.000%, 03/01/26, Series NN 260,000 284,009
4.375%, 06/15/27, Series XX 120,000 132,024
5.500%, 09/01/27, Series N-1 120,000 148,111
5.500%, 06/15/29, Series BBB 195,000 234,226
5.000%, 03/01/30, Series NN 125,000 135,491
6.000%, 07/01/32, Series A 200,000 207,998
5.000%, 06/15/34, Series WW 120,000 134,088
New Jersey Health Care Facilities Financing
Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 257,224
New Jersey Housing & Mortgage Finance
Agency
Series D
Revenue Bonds
4.000%, 04/01/25 225,000 254,140
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000%, 12/15/25, Series C
(a)
180,000 159,032
5.000%, 06/15/27, Series A-1 110,000 128,996
0.000%, 12/15/27, Series A
(a)
300,000 251,535
0.000%, 12/15/27, Series C
(a)
250,000 207,450
5.000%, 06/15/29, Series BB-1 245,000 297,058
5.000%, 06/15/31, Series BB 115,000 137,498
5.250%, 06/15/32, Series C 270,000 304,447
5.000%, 12/15/32, Series A 200,000 237,648
New Jersey Turnpike Authority
Revenue Bonds
5.250%, 01/01/30, Series A 170,000 232,716
5.000%, 01/01/31, Series E 260,000 315,982
5.000%, 01/01/33, Series A 100,000 114,749
5.000%, 01/01/33, Series B 170,000 210,771
5.000%, 01/01/34, Series A 145,000 175,483
5.000%, 01/01/34, Series E 250,000 289,815
Total New Jersey 5,397,577
New York 13.0%
City of New York
5.000%, 08/01/22, Series C 200,000 218,718
5.000%, 08/01/25, Series J 115,000 131,071
5.000%, 08/01/28, Series C 150,000 185,264
Long Island Power Authority
Revenue Bonds
5.000%, 09/01/28 125,000 162,870
5.250%, 09/01/29, Series C 140,000 186,984
5.000%, 09/01/34 115,000 145,084
Metropolitan Transportation Authority
Revenue Bonds
5.000%, 11/15/26, Series A2 275,000 311,041
5.000%, 11/15/31, Series C-1 365,000 412,545
5.000%, 11/15/33, Series D-1 450,000 522,720
New York City Housing Development Corp.
Series G-2-A (Mandatory Put 12/31/21)
Revenue Bonds
2.000%, 11/01/57 100,000 100,047
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York City Water & Sewer System
Revenue Bonds
5.000%, 06/15/28, Series BB-2 175,000 227,572
5.000%, 06/15/29, Series GG 150,000 183,163
New York State Dormitory Authority, Series A
Revenue Bonds
5.000%, 07/01/26 160,000 194,885
5.000%, 10/01/26 150,000 186,688
5.000%, 07/01/28 150,000 186,594
5.000%, 10/01/29 110,000 138,255
5.000%, 05/01/33 260,000 304,304
5.000%, 07/01/33 100,000 122,484
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000%, 06/15/27, Series A 250,000 326,565
5.000%, 06/15/29 150,000 176,687
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 150,000 150,430
New York State Thruway Authority
Revenue Bonds
5.000%, 01/01/30, Series K 200,000 235,578
4.000%, 01/01/38, Series B 150,000 176,103
New York Transportation Development Corp.
Revenue Bonds
5.000%, 01/01/34 150,000 161,466
Port Authority of New York & New Jersey
Revenue Bonds
5.000%, 09/15/25, Series 207 115,000 139,456
5.000%, 07/15/31, Series 209 150,000 192,972
3.250%, 05/01/33, Series 189 125,000 134,978
5.000%, 10/15/33, Series 194 265,000 318,201
Syracuse Industrial Development Agency,
Series A
Revenue Bonds
5.000%, 01/01/30 150,000 146,363
5.000%, 01/01/32 100,000 95,802
Total New York 6,174,890
North Carolina 1.1%
County of New Hanover
Revenue Bonds
5.000%, 10/01/29 230,000 289,092
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31 230,000 247,464
Total North Carolina 536,556
Ohio 1.4%
Ohio Turnpike & Infrastructure Commission
Series A-4
Revenue Bonds
0.000%, 02/15/34
(a)
135,000 167,668
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000%, 06/01/23 200,000 227,534
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 142,945

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2020 (Unaudited)
| 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Ohio
Series A
Revenue Bonds
3.250%, 01/01/35 130,000 143,515
Total Ohio 681,662
Oklahoma 1.3%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/30 200,000 250,358
5.000%, 06/01/31 200,000 249,534
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33 100,000 114,708
Total Oklahoma 614,600
Oregon 0.2%
City of Portland OR Sewer System Revenue
Series B
Revenue Bonds
5.000%, 06/15/22 100,000 108,953
Pennsylvania 8.8%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
4.000%, 07/15/39 250,000 289,065
4.000%, 04/01/44 200,000 220,538
Allentown Neighborhood Improvement Zone
Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 103,559
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 102,514
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 157,224
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250%, 11/01/32 100,000 93,985
4.000%, 09/01/41, Series A 200,000 235,894
Commonwealth of Pennsylvania
Series 1
5.000%, 03/15/29 100,000 119,501
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 104,562
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700%, 07/01/27, Series B 110,000 145,102
5.750%, 07/01/32 100,000 147,548
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 150,000 179,895
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 114,711
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.625%, 07/01/42, Series A 200,000 209,468
Montgomery County Industrial Development
Authority
Series A
Revenue Bonds
4.500%, 01/15/32 200,000 211,170
Pennsylvania Economic Development
Financing Authority
Series A
Revenue Bonds
6.400%, 12/01/38 100,000 82,460
Pennsylvania Housing Finance Agency
Series 127B
Revenue Bonds
3.550%, 10/01/33 200,000 217,038
Pennsylvania Turnpike Commission
Revenue Bonds
5.000%, 06/01/28, Series B-2 200,000 246,670
6.000%, 12/01/30, Series E 100,000 128,046
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000%, 10/01/27 300,000 371,106
5.000%, 04/01/33, Series 2015 225,000 267,246
5.000%, 09/01/42, Series A 200,000 235,968
Pittsburgh Water & Sewer Authority
Series A
Revenue Bonds
5.000%, 09/01/26 130,000 163,597
Total Pennsylvania 4,146,867
Rhode Island 0.7%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 100,000 120,149
Rhode Island Housing and Mortgage
Finance Corp.
Series 69-B
Revenue Bonds
3.550%, 10/01/33 200,000 221,214
Total Rhode Island 341,363
South Carolina 0.8%
Charleston Educational Excellence Finance
Corp.
Revenue Bonds
5.000%, 12/01/26 250,000 285,262
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 104,824
Total South Carolina 390,086
Tennessee 0.7%
Chattanooga Health Educational & Housing
Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 118,126

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2020 (Unaudited)
6 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 187,335
Total Tennessee 305,461
Texas 9.1%
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 245,662
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 232,154
City of Dallas
5.000%, 02/15/23 100,000 111,867
City of Houston
Series A
5.000%, 03/01/26 200,000 248,216
City of Houston TX Airport System Revenue
Series A
Revenue Bonds
5.000%, 07/01/32 300,000 321,660
City of Houston TX Combined Utility System
Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 130,000 165,541
Dallas/Fort Worth International Airport
Series A
Revenue Bonds
5.250%, 11/01/30 225,000 251,246
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 110,206
New Hope Cultural Education Facilities
Finance Corp.
Series A
Revenue Bonds
4.000%, 08/15/40 225,000 252,808
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 307,332
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/27, Series A 530,000 631,430
5.000%, 01/01/29, Series B 175,000 207,211
San Antonio Water System
Series A (Mandatory Put 05/01/24)
Revenue Bonds
2.625%, 05/01/49 300,000 326,037
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 05/15/37 100,000 100,651
Tarrant Regional Water District
Revenue Bonds
5.000%, 03/01/29 225,000 270,873
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Texas Water Development Board
Revenue Bonds
5.000%, 10/15/23, Series B 250,000 288,838
5.000%, 04/15/27, Series A 200,000 260,096
Total Texas 4,331,828
Utah 0.3%
Salt Lake City Corp. Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 126,463
Virginia 0.8%
Commonwealth of Virginia
Series B
5.000%, 06/01/22 150,000 163,356
Virginia Resources Authority
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 213,812
Total Virginia 377,168
Washington 2.5%
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 247,958
State of Washington
5.000%, 07/01/23, Series R-2012C 225,000 245,990
5.000%, 07/01/29, Series B 100,000 124,123
Washington Health Care Facilities Authority
Revenue Bonds
5.000%, 08/01/38, Series A-2 150,000 187,043
5.000%, 10/01/38, Series D 250,000 288,972
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 103,228
Total Washington 1,197,314
West Virginia 0.3%
West Virginia Economic Development
Authority
Series A
Revenue Bonds
5.000%, 06/01/29 150,000 161,532
Wisconsin 0.4%
State of Wisconsin
Series 3
5.000%, 11/01/23 170,000 188,389
Total Municipal Bonds
(Cost $43,322,286) 45,737,513
Money Market Funds 0 .3%
Shares Value ($)
Dreyfus AMT-Free Tax Exempt Cash
Management- Institutional Shares
0.034%
(c)
158,809 158,793
Total Money Market Funds
(Cost $158,793) 158,793
Total Investments in Securities
(Cost $43,481,079) 45,896,306
Other Assets & Liabilities, Net 1,530,948
Net Assets 47,427,254

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2020 (Unaudited)
| 7
Notes to Portfolio of Investments
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to
$540,087, which represents 1.14% of total net assets.
(c) The rate shown is the seven-day current annualized yield at July 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.